Financial risk management - Financial risk factors (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Financial assets	€ 3,494,788,000	€ 3,721,421,000	€ 4,128,033,000
Financial liabilities	96,533,000	118,534,000	119,137,000
Liquidity risk [member]
Liquidity risk
Financial Investments And Cash And Cash Equivalents	€ 3,317,800,000
Maximum Notice Period For Converting Cash And Cash Equivalents.	3 months
Current financial instruments
Financial risk management
Financial liabilities at fair value through profit or loss	€ 5,000		19,000
Current contingent consideration related to milestones CellPoint
Financial risk management
Financial liabilities at fair value through profit or loss			8,485,000
Non-current contingent consideration related to milestones CellPoint
Financial risk management
Financial liabilities at fair value through profit or loss	20,576,000	20,972,000	13,582,000
Trade & other liabilities
Financial risk management
Financial liabilities at amortised cost	64,230,000	87,966,000	68,928,000
Lease liabilities
Financial risk management
Financial liabilities at amortised cost	11,722,000	9,596,000	21,901,000
Current deferred consideration payable CellPoint
Financial risk management
Financial liabilities at amortised cost			6,222,000
Equity instruments
Financial risk management
Financial assets held at fair value through other comprehensive income	52,941,000
Financial assets held at fair value through profit or loss		13,575,000
Contingent consideration receivable [member]
Financial risk management
Financial assets held at fair value through profit or loss	47,207,000
Current financial investments
Financial risk management
Financial assets held at fair value through profit or loss	1,484,599,000	1,316,805,000	1,292,514,000
Financial assets at amortized cost	1,768,917,000	2,200,893,000	2,293,431,000
Cash and cash equivalents
Financial risk management
Financial assets at amortized cost	64,239,000	166,803,000	508,117,000
Restricted cash (current and non-current)
Financial risk management
Financial assets at amortized cost	1,985,000	5,533,000	4,569,000
Other non-current assets.
Financial risk management
Financial assets at amortized cost	1,266,000	318,000	1,209,000
Trade receivables
Financial risk management
Financial assets at amortized cost	32,471,000	€ 17,494,000	€ 28,194,000
Escrow account [member]
Financial risk management
Financial assets at amortized cost	€ 41,163,000